Great East Japan Earthquake and Thai Floods	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Great East Japan Earthquake and Thai Floods
18.	Great East Japan Earthquake and Thai Floods

(1)	Great East Japan Earthquake

On March 11, 2011, Japan experienced a massive earthquake and tsunami (the “Great East Japan Earthquake”). The disaster caused significant damage to certain fixed assets including buildings, machinery and equipment as well as inventories in manufacturing sites and warehouses located principally in northeastern Japan.

For the fiscal year ended March 31, 2012, Sony incurred incremental losses and expenses including repair, removal, restoration and cleaning costs directly related to the damage caused by the disaster of 5,864 million yen. These losses and expenses were primarily recorded in cost of sales in the consolidated statements of income and were partially offset by insurance recoveries of 2,159 million yen, as described below. In addition, Sony also incurred other losses and expenses of 6,294 million yen, which included idle facility costs at manufacturing sites. These losses and expenses were primarily recorded in cost of sales in the consolidated statements of income.

Sony has insurance policies which cover certain damage directly caused by the Great East Japan Earthquake for Sony Corporation and certain of its subsidiaries including manufacturing sites. The insurance policies cover the damage and costs associated with fixed assets and inventories and provide business interruption coverage, including lost profits.

Insurance claims for the losses in the fiscal years ended March 31, 2011 and 2012 in the amount of 15,000 million yen, the total coverage amount, were agreed to by the insurance carriers as a final settlement and were paid in March 2012. Of this amount, 2,000 million yen was due to a certain carrier as reinsurance. The amount was recorded in other current liabilities in the consolidated balance sheets as of March 31, 2012 and was paid in the fiscal year ended March 31, 2013. The insurance proceeds were primarily included in investing activities in the consolidated statements of cash flows.

(2)	Thai Floods

In October 2011, certain of Sony’s Thailand subsidiaries temporarily closed operations due to significant floods (the “Floods”). The Floods caused significant damage to certain fixed assets including buildings, machinery and equipment as well as inventories in manufacturing sites and warehouses located in Thailand. In addition, the Floods impacted the operations of certain Sony subsidiaries in Japan and other countries.

For the fiscal year ended March 31, 2012, Sony incurred incremental losses and expenses including repair, removal and cleaning costs directly related to the damage caused by the Floods of 13,236 million yen, including the disposal or impairment of fixed assets of 7,882 million yen. These losses and expenses were primarily recorded in other operating (income) expense, net in the consolidated statements of income and were offset by insurance recoveries as described below. The restoration costs were recorded when the services were rendered and liabilities incurred. In addition, Sony also incurred other losses and expenses of 13,899 million yen, which included idle facility costs at manufacturing sites and other additional expenses. These losses and expenses were mainly recorded in cost of sales in the consolidated statements of income.

For the fiscal year ended March 31, 2013, Sony incurred other additional expenses of 4,529 million yen which were primarily recorded in cost of sales in the consolidated statements of income.

Sony has insurance policies which cover certain damage directly caused by the Floods for Sony Corporation and certain of its subsidiaries including manufacturing sites. The insurance policies cover the damage and costs associated with fixed assets, inventories and additional expenses including removal and cleaning costs and provide business interruption coverage, including lost profits.

Insurance claims in the amount of 50,416 million yen were agreed to by the insurance carriers and were paid during the fiscal year ended March 31, 2012. Of this amount, Sony received 26,316 million yen for fixed assets, inventories and additional expenses, of which 17,520 million yen represents the portion of insurance recoveries in excess of the carrying value before the damage caused by the Floods of the insured fixed assets and inventories, and were recorded in cost of sales and other operating (income) expense, net in the consolidated statements of income. The remaining amount of the insurance claims paid of 24,100 million yen was for business interruption insurance recoveries, which applied to the lost profit which occurred after the Floods to December 31, 2011, and were recorded in other operating revenue in the consolidated statements of income. The insurance proceeds for fixed assets and for other than fixed assets were included in investing activities and operating activities in the consolidated statements of cash flows, respectively.

As of March 31, 2012, Sony still had pending insurance claims for damage to fixed assets, inventories, additional expenses and business interruption. Sony recorded insurance receivables of 5,788 million yen which represented the portion of the insurance claims that were deemed probable of collection up to the extent of the amount of corresponding losses recognized in the same period and substantially all related to damaged assets and inventories. Sony concluded that the recoveries from these insurance claims were probable based on the coverage under valid policies, communications with the insurance carriers, Sony’s past claims history with the insurance carriers, and Sony’s assessment that the insurance carriers had the financial ability to pay the claims. These receivables were primarily recorded in prepaid expenses and other current assets in the consolidated balance sheets.

For the fiscal year ended March 31, 2013, insurance claims in the amount of 53,316 million yen were agreed to by the insurance carriers. Of this amount, Sony received 25,284 million yen for fixed assets, inventories and additional expenses, of which 11,961 million yen primarily represented the portion of insurance recoveries in excess of the carrying value before the damage caused by the Floods of the insured fixed assets and inventories, and were recorded in cost of sales and other operating (income) expense, net in the consolidated statements of income. The remaining amount of the insurance claims paid of 28,032 million yen was for business interruption insurance recoveries, which applied to the lost profit which occurred from January 1, 2012 through the end of the indemnity periods in addition to the unsettled portion of insurance claimed in the fiscal year ended March 31, 2012 and was recorded in other operating revenue in the consolidated statements of income. The insurance proceeds for fixed assets and for other than fixed assets were included in investing activities and operating activities in the consolidated statements of cash flows, respectively.

As of March 31, 2013, Sony had pending insurance claims for additional expenses and business interruption. Sony recorded insurance receivables of 2,482 million yen which related to additional expenses and business interruption claims agreed to by the insurance carriers prior to the fiscal year end and paid by April 19, 2013 and advance payments of 3,555 million yen for repairs and other costs to be incurred. These receivables and advance payments were recorded in prepaid expenses and other current assets and other current liabilities in the consolidated balance sheets, respectively.

For the fiscal year ended March 31, 2014, insurance claims in the amount of 12,076 million yen were agreed to by the insurance carriers. Of this amount, Sony received 624 million yen for fixed assets and additional expenses, of which 314 million yen primarily represented the portion of insurance recoveries in excess of the carrying value before the damage caused by the Floods of the insured fixed assets, and were recorded in other operating (income) expense, net in the consolidated statements of income. The remaining amount of the insurance claims paid of 11,452 million yen was for additional business interruption insurance recoveries and was recorded in other operating revenue in the consolidated statements of income. The insurance proceeds for fixed assets and for other than fixed assets were included in investing activities and operating activities in the consolidated statements of cash flows, respectively.

As of March 31, 2014, Sony still had pending insurance claims for additional expenses and business interruption. Sony recorded insurance receivables of 2,937 million yen which related to additional expenses and business interruption claims agreed to by the insurance carriers prior to the fiscal year end and paid by April 14, 2014 and advance payments of 3,204 million yen for repairs and other costs to be incurred. These receivables and advance payments were recorded in prepaid expenses and other current assets and other current liabilities in the consolidated balance sheets, respectively.